IFRS 7 Disclosures - Summary of Account Balances by Investment Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 105,611	$ 102,470
Equity funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	47,489	44,333
Balanced funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	42,448	41,749
Bond funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	11,967	12,279
Money market funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	1,732	2,109
Other fixed interest rate investments [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 1,975	$ 2,000